Frost Brown Todd llc
Attorneys
Ohio · Kentucky · Indiana · Tennessee
May 8, 2006
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:     Annuity Investors Variable Account C
          The Commodore Majesty Variable Annuity
          File Nos. 333-88302 and 811-21095
          Rule 497(j) Certification
Ladies and Gentlemen:
     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Frost Brown Todd LLC, on behalf of Annuity Investors Variable Account C (the Registrant) and Annuity Investors Life Insurance Company (the Depositor), certifies that (1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment (Post-Effective Amendment No. 7) to the Registrant’s Registration Statement, and (2) the text of the most recent Post-Effective Amendment was filed electronically on May 1, 2006
     Please address any questions or comments to Karen McLaughlin at (513) 651-6199 or Mike Nitardy at (513) 651-6492.

Very truly yours,

/s/ Frost Brown Todd LLC

FROST BROWN TODD LLC

2200 PNC Center, 201 East Fifth Street	Cincinnati, Ohio 45202-4182	(513) 651-6800 • (513) 651-6981 fax	www.frostbrowntodd.com